Aston Funds

(the “Trust”)

ASTON/Veredus Small Cap Growth Fund (the “Fund”)

Supplement dated December 13, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds (the

“Prospectus”) and the Summary Prospectus dated March 1, 2012 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND PROPOSED MERGER OF THE FUND WITH AND INTO ASTON

SMALL CAP GROWTH FUND

CHANGE IN SUBADVISER AND FUND NAME

Effective as of January 31, 2013 (the “Effective Date”), Lee Munder Capital Group, LLC (“LMCG”) is appointed as subadviser to the Fund, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to LMCG as of the Effective Date. The existing subadvisory agreement with Todd-Veredus Asset Management LLC will be terminated.

There is no change in the Fund’s current investment objective, principal investment strategies or management fees.

As of the Effective Date, the following information replaces the information in the Prospectuses relating to the Fund’s subadviser and portfolio manager:

Management

Lee Munder Capital Group, LLC (“LMCG”) serves as the subadviser to the Fund. Mr. Andrew Morey, CFA, lead portfolio manager of LMCG’s small and small/mid cap investment strategies, has served as the Fund’s portfolio manager since January 2013.

As of the Effective Date, the following information replaces the information in the Prospectus relating to the Fund’s subadviser:

ASTON Small Cap Fund

ASTON Small Cap Growth Fund

Lee Munder Capital Group, LLC, 200 Clarendon Street, 28th Floor, Boston, MA 02116, was founded in August 2000. LMCG is majority-owned by Convergent Capital Management, LLC. As of November 30, 2012, LMCG had assets of approximately $4.4 billion under management.

As of the Effective Date, the following information replaces the information in the Prospectus on page 107 relating to the Fund’s portfolio manager:

Andrew Morey, CFA

Portfolio Manager since January 2013. Mr. Morey, portfolio manager for LMCG’s Small and Small/Mid Cap Growth investment strategies, joined LMCG in February 2012. Mr. Morey has 20 years of investment management experience, and prior to joining LMCG, he served as portfolio manager at Crosswind Investments, LLC for Crosswind’s Small and Small/Mid Cap investment strategies. Previously, Mr. Morey was the founder and portfolio manager of Tartan Partners, LLC from 2005 to 2007. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management as a portfolio manager, and at Gabelli & Co. as a research analyst. Mr. Morey holds the Chartered Financial Analyst designation.

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PROPOSED MERGER OF THE FUND WITH AND INTO ASTON SMALL CAP GROWTH FUND

At a meeting held on December 13, 2012, the Board of Trustees of the Trust approved the merger of the Fund with and into ASTON Small Cap Growth Fund, each a series of the Trust, subject to the approval of shareholders of the Fund (the “Merger”). If approved by the shareholders of the Fund, the Merger will occur as soon as practicable after shareholder approval is obtained, likely on or about March 31, 2013. Additional information about the Merger will be provided in the proxy solicitation materials for the Merger.

For more information, please call Aston Funds:  800-992-8151 or visit our website at www.astonfunds.com.

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Aston Funds

ASTON/Veredus Small Cap Growth Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated December 13, 2012

to the Statement of Additional Information dated February 29, 2012

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of January 31, 2013 (the “Effective Date”), Lee Munder Capital Group, LLC (“LMCG”) is appointed as subadviser to the Fund, and the Fund will change its name to ASTON Small Cap Fund. All of the assets of the Fund will be allocated to LMCG as of the Effective Date. The existing subadvisory agreement with Todd-Veredus Asset Management LLC will be terminated.

As of the Effective Date, the following information replaces the similar paragraph on page 109 of the Statement of Additional Information, relating to the Fund’s subadviser and portfolio manager:

Lee Munder Capital Group, LLC (“LMCG”)

LMCG is the subadviser to the ASTON Small Cap Growth Fund and the ASTON Small Cap Fund. LMCG was founded in 2000 by Mr. Lee P. Munder and is located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

As of the Effective Date, the following information replaces the information in the Statement of Additional Information on page 120 relating to the Fund’s portfolio manager:

Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio manager as of November 30, 2012.

	Portfolio Manager	Dollar Range of Securities in the Fund
ASTON Small Cap Fund	Andrew Morey	$0

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com

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